NATURE OF OPERATIONS (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Nov. 01, 2024	Aug. 16, 2022	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 13, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares outstanding			51,409,476	42,567,644	12,455,252
Common stock, shares issued			51,409,476	42,567,644	12,455,252
US Federal tax rate				21.00%	21.00%
Interest per annum	10.00%
Underpayment penalty percentage	5.00%
Percentage of total liability	25.00%
Excise tax payable				$ 2,348,302
Inflation Reduction Act 2022 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
US Federal tax rate		1.00%
Percentage of fair market value of shares		1.00%
Series C Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Temporary equity, shares issued			4,300,000	4,300,000	7,500,000	7,500,000
Temporary equity, shares outstanding			4,300,000	4,300,000	7,500,000
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares outstanding			12,455,252	12,455,252
Common stock, shares issued			12,455,252	12,455,252
Common Stock [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares outstanding			51,409,476	42,567,644	12,455,252
Common stock, shares issued			51,409,476	42,567,644	12,455,252
Business Combination Agreement [Member] | Legacy Alpha Modus [Member] | Series C Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued			7,500,000	7,500,000
Business Combination Agreement [Member] | Legacy Alpha Modus [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued			5,295,000	5,295,000
Business Combination Agreement [Member] | Legacy Alpha Modus [Member] | Common Stock [Member] | Various Parties [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued			1,817,308	1,817,308